UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	December 31, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,041,210

Form 13F Information Table Value Total:		$287,622,908



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE
ONLY)


Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment
Discretion


Mgrs
Voting Authority (Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in
Instr.V





Adobe Systems Inc.
COM
00724F101
1,346,613.18
47,634
47,634
N/A
N/A

N/A
47,634
N/A
Alcoa Inc.
COM
013817101
1,078,032.20
124,628
124,628
N/A
N/A

N/A
124,628
N/A
Alexion Pharmaceuticals Inc
COM
015351109
774,345.00
10,830
10,830
N/A
N/A

N/A
10,830
N/A
Allergan Inc.
COM
018490102
2,001,086.18
22,807
22,807
N/A
N/A

N/A
22,807
N/A
Altria Group Inc.
COM
02209S103
4,976,633.90
167,846
167,846
N/A
N/A

N/A
167,846
N/A
American Express Co.
COM
025816109
2,809,916.90
59,570
59,570
N/A
N/A

N/A
59,570
N/A
Amerisourcebergen Corp.
COM
03073E105
960,431.75
25,825
25,825
N/A
N/A

N/A
25,825
N/A
Amgen Inc.
COM
031162100
2,524,030.89
39,309
39,309
N/A
N/A

N/A
39,309
N/A
Apache Corp.
COM
037411105
1,937,596.78
21,391
21,391
N/A
N/A

N/A
21,391
N/A
Apple Computer Inc.
COM
037833100
9,181,755.00
22,671
22,671
N/A
N/A

N/A
22,671
N/A
AT&T Inc.
COM
00206R102
5,962,723.20
197,180
197,180
N/A
N/A

N/A
197,180
N/A
Automatic Data Processing
COM
053015103
2,805,819.50
51,950
51,950
N/A
N/A

N/A
51,950
N/A
Baker Hughes Inc.
COM
057224107
3,196,766.72
65,723
65,723
N/A
N/A

N/A
65,723
N/A
Bank of America Corp.
COM
060505104
1,891,790.00
340,250
340,250
N/A
N/A

N/A
340,250
N/A
Blackrock Inc
COM
09247X101
3,934,648.00
22,075
22,075
N/A
N/A

N/A
22,075
N/A
Boeing Company
COM
097023105
2,037,296.25
27,775
27,775
N/A
N/A

N/A
27,775
N/A
Borg Warner Inc
COM
099724106
960,880.50
15,075
15,075
N/A
N/A

N/A
15,075
N/A
Bristol-Myers Squibb
COM
110122108
5,488,207.12
155,738
155,738
N/A
N/A

N/A
155,738
N/A
Brocade Communications
Systems
COM NEW
111621306
199,155.87
38,373
38,373
N/A
N/A

N/A
38,373
N/A
Caterpillar Inc.
COM
149123101
1,968,738.00
21,730
21,730
N/A
N/A

N/A
21,730
N/A
CenturyLink Inc.
COM
156700106
1,945,560.00
52,300
52,300
N/A
N/A

N/A
52,300
N/A
Cerner Corp
COM
156782104
407,312.50
6,650
6,650
N/A
N/A

N/A
6,650
N/A
ChevronTexaco Corp.
COM
166764100
7,191,788.80
67,592
67,592
N/A
N/A

N/A
67,592
N/A
Cisco Systems
COM
17275R102
2,969,242.24
164,228
164,228
N/A
N/A

N/A
164,228
N/A
Citigroup Inc.
COM NEW
172967424
2,797,042.41
106,311
106,311
N/A
N/A

N/A
106,311
N/A
Citrix Systems
COM
177376100
1,068,064.80
17,590
17,590
N/A
N/A

N/A
17,590
N/A
Coca Cola Co.
COM
191216100
4,737,738.67
67,711
67,711
N/A
N/A

N/A
67,711
N/A
Colgate Palmolive Co.
COM
194162103
2,129,219.94
23,046
23,046
N/A
N/A

N/A
23,046
N/A
ConocoPhillips
COM
20825C104
5,539,358.79
76,017
76,017
N/A
N/A

N/A
76,017
N/A
Costamare Inc
SHS
Y1771G102
1,025,254.80
72,405
72,405
N/A
N/A

N/A
72,405
N/A
Costco Wholesale Inc.
COM
22160K105
2,241,308.00
26,900
26,900
N/A
N/A

N/A
26,900
N/A
CVS Corp.
COM
126650100
1,067,416.50
26,175
26,175
N/A
N/A

N/A
26,175
N/A
D R Horton Inc
COM
23331A109
1,668,895.67
132,347
132,347
N/A
N/A

N/A
132,347
N/A
Deere & Co.
COM
244199105
1,930,965.40
24,964
24,964
N/A
N/A

N/A
24,964
N/A
Dendreon Corp
COM
24823Q107
81,320.00
10,700
10,700
N/A
N/A

N/A
10,700
N/A
Dominion Resources Inc.
COM
25746U109
2,024,365.04
38,138
38,138
N/A
N/A

N/A
38,138
N/A
Du Pont (EI) De Nemours
COM
263534109
3,519,932.64
76,888
76,888
N/A
N/A

N/A
76,888
N/A
Edison International
COM
281020107
1,615,096.80
39,012
39,012
N/A
N/A

N/A
39,012
N/A
Eli Lilly & Co.
COM
532457108
4,549,781.00
109,475
109,475
N/A
N/A

N/A
109,475
N/A
EMC Corp.
COM
268648102
1,932,999.60
89,740
89,740
N/A
N/A

N/A
89,740
N/A
Exxon Mobil Corp.
COM
30231G102
9,433,448.96
111,296
111,296
N/A
N/A

N/A
111,296
N/A
Ford Motor Co.
COM PAR
345370860
1,807,411.00
167,975
167,975
N/A
N/A

N/A
167,975
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
2,146,733.29
58,351
58,351
N/A
N/A

N/A
58,351
N/A
General Dynamics
COM
369550108
2,164,966.00
32,600
32,600
N/A
N/A

N/A
32,600
N/A
General Electric
COM
369604103
5,511,802.50
307,750
307,750
N/A
N/A

N/A
307,750
N/A
Google Inc.
CL A
38259P508
4,088,547.00
6,330
6,330
N/A
N/A

N/A
6,330
N/A
Halliburton Co.
COM
406216101
1,583,456.84
45,884
45,884
N/A
N/A

N/A
45,884
N/A
Heinz (H.J.) Co.
COM
423074103
4,120,279.80
76,245
76,245
N/A
N/A

N/A
76,245
N/A
Home Depot
COM
437076102
4,856,334.68
115,517
115,517
N/A
N/A

N/A
115,517
N/A
Honeywell International
COM
438516106
3,982,496.25
73,275
73,275
N/A
N/A

N/A
73,275
N/A
Intel Corp.
COM
458140100
6,759,202.50
278,730
278,730
N/A
N/A

N/A
278,730
N/A
International Business Machines
COM
459200101
7,621,274.36
41,447
41,447
N/A
N/A

N/A
41,447
N/A
Johnson & Johnson
COM
478160104
6,761,363.58
103,101
103,101
N/A
N/A

N/A
103,101
N/A
JP Morgan Chase & Company
COM
46625H100
5,746,531.00
172,828
172,828
N/A
N/A

N/A
172,828
N/A
Juniper Networks Inc
COM
48203R104
1,006,110.95
49,295
49,295
N/A
N/A

N/A
49,295
N/A
Kellogg Company
COM
487836108
1,341,015.26
26,518
26,518
N/A
N/A

N/A
26,518
N/A
Limited Brands Inc.
COM
532716107
1,261,946.25
31,275
31,275
N/A
N/A

N/A
31,275
N/A
Lockheed Martin Inc.
COM
539830109
3,514,700.50
43,445
43,445
N/A
N/A

N/A
43,445
N/A
Macy's Inc.
COM
55616P104
1,827,019.50
56,775
56,775
N/A
N/A

N/A
56,775
N/A
McDonald's Corp.
COM
580135101
5,916,159.11
58,967
58,967
N/A
N/A

N/A
58,967
N/A
Medco Health Solutions Inc.
COM
58405U102
1,456,195.00
26,050
26,050
N/A
N/A

N/A
26,050
N/A
Medtronic Inc.
COM
585055106
3,824,617.50
99,990
99,990
N/A
N/A

N/A
99,990
N/A
Merck & Co. Inc.
COM
58933Y105
3,525,892.50
93,525
93,525
N/A
N/A

N/A
93,525
N/A
MetLife Inc.
COM
59156R108
3,513,986.00
112,700
112,700
N/A
N/A

N/A
112,700
N/A
Microsoft Corp.
COM
594918104
7,662,691.08
295,173
295,173
N/A
N/A

N/A
295,173
N/A
Morgan Stanley
COM NEW
617446448
1,551,566.37
102,549
102,549
N/A
N/A

N/A
102,549
N/A
NextEra Energy Inc.
COM
65339F101
3,843,050.00
63,125
63,125
N/A
N/A

N/A
63,125
N/A
Occidental Petroluem Corp.
COM
674599105
1,930,220.00
20,600
20,600
N/A
N/A

N/A
20,600
N/A
Oracle Corp.
COM
68389X105
3,145,587.75
122,635
122,635
N/A
N/A

N/A
122,635
N/A
PepsiCo Inc.
COM
713448108
5,739,938.50
86,510
86,510
N/A
N/A

N/A
86,510
N/A
PG&E Corp.
COM
69331C108
1,233,178.74
29,917
29,917
N/A
N/A

N/A
29,917
N/A
Praxair Inc.
COM
74005P104
1,598,155.00
14,950
14,950
N/A
N/A

N/A
14,950
N/A
Procter & Gamble
COM
742718109
6,258,065.10
93,810
93,810
N/A
N/A

N/A
93,810
N/A
Prudential Financial Inc.
COM
744320102
1,759,011.52
35,096
35,096
N/A
N/A

N/A
35,096
N/A
Public Service Enterprise Group
COM
744573106
1,395,497.75
42,275
42,275
N/A
N/A

N/A
42,275
N/A
Qualcomm Inc.
COM
747525103
6,145,545.00
112,350
112,350
N/A
N/A

N/A
112,350
N/A
Schlumberger Ltd.
COM
806857108
2,710,062.63
39,673
39,673
N/A
N/A

N/A
39,673
N/A
Schwab (Charles) Corp.
COM
808513105
1,279,699.00
113,650
113,650
N/A
N/A

N/A
113,650
N/A
Starbucks Corp.
COM
855244109
2,403,102.30
52,230
52,230
N/A
N/A

N/A
52,230
N/A
State Street Corp.
COM
857477103
1,565,035.75
38,825
38,825
N/A
N/A

N/A
38,825
N/A
Target Corp.
COM
87612E106
3,644,149.34
71,147
71,147
N/A
N/A

N/A
71,147
N/A
The Travelers Companies Inc.
COM
89417E109
1,701,137.50
28,750
28,750
N/A
N/A

N/A
28,750
N/A
Tiffany & Co.
COM
886547108
2,612,300.50
39,425
39,425
N/A
N/A

N/A
39,425
N/A
United Health Group Inc.
COM
91324P102
2,475,718.00
48,850
48,850
N/A
N/A

N/A
48,850
N/A
United Parcel Service Class B
CL B
911312106
4,404,208.25
60,175
60,175
N/A
N/A

N/A
60,175
N/A
United Technologies Corp.
COM
913017109
4,204,794.61
57,529
57,529
N/A
N/A

N/A
57,529
N/A
Unum Group
COM
91529Y106
1,315,273.68
62,424
62,424
N/A
N/A

N/A
62,424
N/A
US Bancorp Inc.
COM NEW
902973304
1,903,914.25
70,385
70,385
N/A
N/A

N/A
70,385
N/A
Valero Energy
COM
91913Y100
993,412.65
47,193
47,193
N/A
N/A

N/A
47,193
N/A
Verizon Communications
COM
92343V104
3,561,011.08
88,759
88,759
N/A
N/A

N/A
88,759
N/A
Viacom Inc. Class B
CL B
92553P201
1,301,359.78
28,658
28,658
N/A
N/A

N/A
28,658
N/A
Walgreen Co.
COM
931422109
637,231.50
19,275
19,275
N/A
N/A

N/A
19,275
N/A
Walt Disney Co.
COM
254687106
3,414,600.00
91,056
91,056
N/A
N/A

N/A
91,056
N/A
Wells Fargo & Company
COM
949746101
4,241,566.68
153,903
153,903
N/A
N/A

N/A
153,903
N/A
Zimmer Holdings Inc.
COM
98956P102
741,202.50
13,875
13,875
N/A
N/A

N/A
13,875
N/A



287,622,908
7,041,210
7,041,210




7,041,210